Schedule of Investments (unaudited)
August 31, 2026
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
ATI, Inc.(a)	4,113	$ 839,875
Carpenter Technology Corp.	4,350	2,072,427
General Dynamics Corp.	1,383	513,577
General Electric Co.	67,183	22,554,005
HEICO Corp., Class A	9,309	2,272,978
Howmet Aerospace, Inc.	23,575	5,774,696
Lockheed Martin Corp.	14,407	8,085,641
RTX Corp.	2,396	497,721
		42,610,920
Air Freight & Logistics — 0.5%
FedEx Corp.	15,694	5,138,215
United Parcel Service, Inc., Class B	53,107	5,535,343
		10,673,558
Automobile Components — 0.1%
BorgWarner, Inc.	12,533	804,117
Lear Corp.	7,718	964,673
		1,768,790
Automobiles — 3.1%
Tesla, Inc.(a)	165,108	60,751,489
Banks — 0.0%
NU Holdings Ltd., Class A(a)	36,806	535,527
Biotechnology — 1.9%
AbbVie, Inc.	16,229	4,161,440
Alnylam Pharmaceuticals, Inc.(a)	9,102	2,190,760
Amgen, Inc.	27,326	11,746,901
Ascendis Pharma A/S(a)	1,013	266,460
Exelixis, Inc.(a)	13,338	728,788
Gilead Sciences, Inc.	25,115	3,675,329
Insmed, Inc.(a)	3,176	386,900
Natera, Inc.(a)	9,471	3,049,283
Neurocrine Biosciences, Inc.(a)	16,806	2,588,628
Regeneron Pharmaceuticals, Inc.	1,245	994,855
Revolution Medicines, Inc.(a)	5,578	1,146,669
United Therapeutics Corp.(a)	2,236	1,141,210
Vertex Pharmaceuticals, Inc.(a)	11,159	6,076,299
		38,153,522
Broadline Retail — 1.4%
Amazon.com, Inc.(a)	99,181	25,764,248
MercadoLibre, Inc.(a)	1,020	1,974,924
		27,739,172
Building Products — 0.6%
Masco Corp.	3,910	282,145
Trane Technologies PLC	26,007	11,557,511
		11,839,656
Capital Markets — 0.9%
Brookfield Asset Management Ltd., Class A	31,704	1,632,756
Goldman Sachs Group, Inc. (The)	8,908	9,138,717
Interactive Brokers Group, Inc., Class A	25,663	2,496,754
Morgan Stanley	19,557	4,171,899
		17,440,126
Chemicals — 0.3%
Cabot Corp.	1	83
Ecolab, Inc.	11,488	3,253,402
Element Solutions, Inc.	23,684	841,729
PPG Industries, Inc.	3,307	370,946
Sherwin-Williams Co. (The)	5,537	1,875,991
		6,342,151
Security	Shares	Value
Communications Equipment — 2.9%
Arista Networks, Inc.(a)	108,067	$ 21,147,631
Ciena Corp.(a)	12,006	4,595,897
Cisco Systems, Inc.	110,369	12,194,671
F5, Inc.(a)	4,156	1,692,032
Lumentum Holdings, Inc.(a)	18,485	16,909,339
Motorola Solutions, Inc.	628	304,768
Ubiquiti, Inc.	1,030	607,721
Viavi Solutions, Inc.(a)	6,464	234,578
		57,686,637
Construction & Engineering — 0.7%
Comfort Systems U.S.A., Inc.	4,622	7,143,856
EMCOR Group, Inc.	6,266	4,602,628
Quanta Services, Inc.	4,684	2,843,609
		14,590,093
Consumer Finance — 0.4%
American Express Co.	23,554	7,776,824
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	18,228	17,205,227
Walmart, Inc.	18,716	1,962,747
		19,167,974
Diversified Telecommunication Services — 0.6%
Space Exploration Technologies Corp., Class A(a)	83,995	12,069,242
Electrical Equipment — 2.8%
AMETEK, Inc.	24,020	5,648,784
Bloom Energy Corp., Class A(a)	6,228	1,284,836
Eaton Corp. PLC	21,564	8,666,140
Emerson Electric Co.	23,981	3,655,664
GE Vernova, Inc.	20,232	18,179,059
Innio NV(a)	43,605	880,821
nVent Electric PLC	25,024	3,772,368
Rockwell Automation, Inc.	15,854	6,728,913
Vertiv Holdings Co., Class A	28,044	7,255,544
		56,072,129
Electronic Equipment, Instruments & Components — 3.2%
Advanced Energy Industries, Inc.	2,806	776,869
Amphenol Corp., Class A	97,379	15,439,440
Avnet, Inc.	40,706	3,645,629
Corning, Inc.	30,431	4,526,003
Flex Ltd.(a)	14,379	1,570,906
Jabil, Inc.	23,689	7,231,304
Keysight Technologies, Inc.(a)	19,925	6,429,797
Littelfuse, Inc.	6,610	2,724,510
TE Connectivity PLC	25,979	5,332,190
Vishay Intertechnology, Inc.	494,104	15,035,585
		62,712,233
Entertainment — 1.1%
Netflix, Inc.(a)	238,035	19,292,737
Roku, Inc., Class A(a)	4,028	632,114
Spotify Technology SA(a)	3,134	1,703,705
		21,628,556
Financial Services — 3.1%
Block, Inc., Class A(a)	13,717	1,125,068
Mastercard, Inc., Class A	38,599	22,746,777
Visa, Inc., Class A	97,586	37,021,201
		60,893,046
Health Care Equipment & Supplies — 0.6%
Dexcom, Inc.(a)	25,379	2,311,012
Intuitive Surgical, Inc.(a)	15,424	5,812,689

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Penumbra, Inc.(a)	2,226	$ 719,220
STERIS PLC	8,311	1,933,471
		10,776,392
Health Care Providers & Services — 1.3%
Cardinal Health, Inc.	21,944	5,148,501
Guardant Health, Inc.(a)	2,850	453,207
HCA Healthcare, Inc.	7,791	3,228,980
McKesson Corp.	10,640	9,419,805
UnitedHealth Group, Inc.	18,393	7,162,418
		25,412,911
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(a)	69,600	12,752,112
Booking Holdings, Inc.	56,835	11,315,280
DoorDash, Inc., Class A(a)	5,941	1,376,767
Hilton Worldwide Holdings, Inc.	12,388	3,918,077
Marriott International, Inc., Class A	2,777	949,067
Royal Caribbean Cruises Ltd.	1,738	467,070
Starbucks Corp.	21,307	2,263,869
Viking Holdings Ltd.(a)	93,705	8,071,749
		41,113,991
Household Durables — 0.0%
Toll Brothers, Inc.	3,094	443,834
Household Products — 0.5%
Procter & Gamble Co. (The)	67,407	9,782,104
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	19,058	2,617,997
Industrial Conglomerates — 0.2%
3M Co.	25,268	4,341,800
Interactive Media & Services — 11.7%
Alphabet, Inc., Class A	198,803	67,463,798
Alphabet, Inc., Class C, NVS	147,722	49,547,436
Match Group, Inc.	368,591	14,983,224
Meta Platforms, Inc., Class A	138,392	79,207,277
Pinterest, Inc., Class A(a)	343,399	7,455,193
Reddit, Inc., Class A(a)	35,089	5,186,505
Snap, Inc., Class A, NVS(a)	1,292,487	7,173,303
		231,016,736
IT Services — 1.9%
Akamai Technologies, Inc.(a)	4,797	521,050
Amdocs Ltd.	3,163	199,459
Cloudflare, Inc., Class A(a)	23,388	7,135,913
DigitalOcean Holdings, Inc.(a)	4,344	480,837
GoDaddy, Inc., Class A(a)	14,954	1,463,698
International Business Machines Corp.	7,692	1,798,928
MongoDB, Inc., Class A(a)	10,927	4,953,974
Okta, Inc., Class A(a)	5,670	981,137
Quantinuum, Inc., Class A(a)	9,566	479,257
Shopify, Inc., Class A(a)	31,517	4,644,660
Snowflake, Inc., Class A(a)	30,310	10,045,643
Twilio, Inc., Class A(a)	3,686	868,532
VeriSign, Inc.	16,447	4,741,341
		38,314,429
Machinery — 2.8%
Caterpillar, Inc.	39,938	31,849,357
Cummins, Inc.	7,768	4,384,259
Donaldson Co., Inc.	6,211	564,518
Illinois Tool Works, Inc.	34,168	9,408,842
Parker-Hannifin Corp.	8,196	8,027,490
Security	Shares	Value
Machinery (continued)
RBC Bearings, Inc.(a)	448	$ 221,429
SPX Technologies, Inc.(a)	884	173,927
		54,629,822
Media — 0.2%
AppLovin Corp., Class A(a)	10,785	3,365,567
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	42,990	3,256,063
Newmont Corp.	27,255	3,435,765
		6,691,828
Oil, Gas & Consumable Fuels — 0.1%
Chevron Corp.	10,015	2,064,492
Passenger Airlines — 0.1%
Southwest Airlines Co.	48,590	1,872,173
Pharmaceuticals — 2.6%
Eli Lilly & Co.	44,027	50,927,352
Semiconductors & Semiconductor Equipment — 23.4%
Advanced Micro Devices, Inc.(a)	180,706	85,061,928
Applied Materials, Inc.	34,505	15,816,747
Broadcom, Inc.	246,837	91,413,615
Intel Corp.(a)	356,574	31,916,939
Lam Research Corp.	53,599	16,159,562
Micron Technology, Inc.	39,464	37,835,321
NVIDIA Corp.	830,726	183,407,686
Texas Instruments, Inc.	1,358	354,316
		461,966,114
Software — 13.2%
Adobe, Inc.(a)	6,731	1,970,770
Cadence Design Systems, Inc.(a)	30,704	10,401,901
Crowdstrike Holdings, Inc., Class A(a)	71,722	16,567,782
Datadog, Inc., Class A(a)	22,505	5,334,585
Fortinet, Inc.(a)	61,344	10,485,530
FreedomPay, Inc.(a)(b)	43,051	678,053
InterDigital, Inc.	3,225	1,080,472
Microsoft Corp.	278,877	141,471,513
Oracle Corp.	131,766	19,648,946
Palantir Technologies, Inc., Class A(a)	141,679	26,406,132
Palo Alto Networks, Inc.(a)	47,811	18,270,017
RingCentral, Inc., Class A	8,433	587,106
SentinelOne, Inc., Class A(a)	91,366	2,019,189
ServiceNow, Inc.(a)	26,582	3,933,870
Synopsys, Inc.(a)	1,892	831,704
		259,687,570
Specialized REITs — 0.1%
Equinix, Inc.	1,137	1,190,121
Specialty Retail — 1.5%
Home Depot, Inc. (The)	55,367	18,150,964
Lowe’s Cos., Inc.	2,526	517,072
Ross Stores, Inc.	4,907	1,121,446
TJX Cos., Inc. (The)	70,438	9,432,352
Williams-Sonoma, Inc.	1,021	233,043
		29,454,877
Technology Hardware, Storage & Peripherals — 8.8%
Apple Inc.	443,274	140,451,367
Dell Technologies, Inc., Class C	9,019	4,112,754
Everpure, Inc., Class A(a)	19,850	1,845,058
Hewlett Packard Enterprise Co.	67,747	3,539,103
Sandisk Corp.(a)	7,948	12,452,132

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC	1,645	$ 1,362,685
Western Digital Corp.	21,280	9,587,704
		173,350,803
Textiles, Apparel & Luxury Goods — 0.2%
On Holding AG, Class A(a)	38,141	1,087,019
Ralph Lauren Corp., Class A	656	227,566
Tapestry, Inc.	24,834	3,064,267
		4,378,852
Total Common Stocks — 98.5% (Cost: $1,199,765,456)		1,943,851,410
Preferred Securities
Preferred Stocks — 0.3%
Software — 0.3%
Anthropic PBC, Series H, (Acquired 05/28/26, cost $4,528,894)(a)(b)(c)	7,689	5,992,115
Total Preferred Securities — 0.3% (Cost: $4,528,894)		5,992,115
Total Long-Term Investments — 98.8% (Cost: $1,204,294,350)		1,949,843,525
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(d)(e)	33,982,490	$ 33,982,490
Total Short-Term Securities — 1.7% (Cost: $33,982,490)		33,982,490
Total Investments — 100.5% (Cost: $1,238,276,840)		1,983,826,015
Liabilities in Excess of Other Assets — (0.5)%		(9,951,403)
Net Assets — 100.0%		$ 1,973,874,612

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $5,992,115, representing 0.3% of its net assets as of period end, and an original cost of $4,528,894.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 843,184	$ —	$ (843,440)(b)	$ 256	$ —	$ —	—	$ 12,254 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	21,557,593	12,424,897 (b)	—	—	—	33,982,490	33,982,490	202,545	—
				$ 256	$ —	$ 33,982,490		$ 214,799	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index	41	09/18/26	$ 24,201	$ (43,260)

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage Large Cap Growth Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,943,173,357	$ —	$ 678,053	$ 1,943,851,410
Preferred Securities	—	—	5,992,115	5,992,115
Short-Term Securities
Money Market Funds	33,982,490	—	—	33,982,490
	$ 1,977,155,847	$ —	$ 6,670,168	$ 1,983,826,015
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (43,260)	$ —	$ —	$ (43,260)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust